Performance Management	Nov. 01, 2026
ADVISORSHARES DORSEY WRIGHT ADR ETF | AdvisorShares Dorsey Wright ADR ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the MSCI EAFE Index, which is a broad-based, unmanaged free float-adjusted market capitalization index designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was -3.99%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	31.10%	2Q/2020
Lowest Return	-25.27%	4Q/2018

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(3.99%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	31.10%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(25.27%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
AdvisorShares Dorsey Wright ADR ETF	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	24.77%	8.66%	9.48%
Return After Taxes on Distributions	24.50%	8.20%	9.16%
Return After Taxes on Distributions and Sale of Fund Shares	14.65%	6.64%	7.66%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	31.22%	8.92%	8.18%

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.advisorshares.com
ADVISORSHARES Dorsey Wright FSM US CORE ETF | AdvisorShares Dorsey Wright FSM US Core ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was 8.69%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.41%	2Q/2020
Lowest Return	-16.04%	2Q/2022

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	8.69%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	26.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(16.04%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF	1 Year	5 Years	Since Inception (12/26/2019)
Return Before Taxes Based on NAV	12.68%	10.03%	14.01%
Return After Taxes on Distributions	12.67%	9.92%	13.90%
Return After Taxes on Distributions and Sale of Fund Shares	7.51%	7.92%	11.36%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.99%

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.advisorshares.com
ADVISORSHARES Dorsey Wright FSM ALL CAP WORLD ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the MSCI All Country World Index (Net), which is a broad-based, unmanaged free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was 13.00%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.97%	2Q/2020
Lowest Return	-12.21%	1Q/2020

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	13.00%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	27.97%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(12.21%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
ADVISORSHARES Dorsey Wright FSM ALL CAP WORLD ETF	1 Year	5 Years	Since Inception (12/26/2019)
Return Before Taxes Based on NAV	10.58%	4.43%	10.66%
Return After Taxes on Distributions	10.25%	4.09%	10.35%
Return After Taxes on Distributions and Sale of Fund Shares	6.27%	3.29%	8.42%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.34%	11.19%	11.99%

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.advisorshares.com
ADVISORSHARES DORSEY WRIGHT SHORT ETF | AdvisorShares Dorsey Wright Short ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was -5.90%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	53.79%	1Q/2020
Lowest Return	-44.78%	2Q/2020

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(5.90%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	53.79%
Highest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(44.78%)
Lowest Quarterly Return, Date	Jun. 30, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
ADVISORSHARES DORSEY WRIGHT SHORT ETF	1 Year	5 Years	Since Inception (7/10/2018)
Return Before Taxes Based on NAV	-1.95%	-6.86%	-14.03%
Return After Taxes on Distributions	-4.34%	-8.48%	-15.05%
Return After Taxes on Distributions and Sale of Fund Shares	-1.17%	-5.66%	-9.54%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.58%

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.advisorshares.com
ADVISORSHARES FOCUSED EQUITY ETF | AdvisorShares Focused Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was -3.30%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	16.56%	2Q/2020
Lowest Return	-17.85%	1Q/2020

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(3.30%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	16.56%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(17.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
ADVISORSHARES FOCUSED EQUITY ETF	1 Year	5 Years	Since Inception (9/20/2016)
Return Before Taxes Based on NAV	6.31%	10.00%	12.15%
Return After Taxes on Distributions	6.18%	9.86%	11.96%
Return After Taxes on Distributions and Sale of Fund Shares	3.74%	7.88%	10.03%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	15.29%

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.advisorshares.com
ADVISORSHARES GERBER KAWASAKI ETF | AdvisorShares Gerber Kawasaki ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was 13.12%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	22.52%	2Q/2025
Lowest Return	-28.51%	2Q/2022

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	13.12%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	22.52%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(28.51%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
ADVISORSHARES GERBER KAWASAKI ETF	1 Year	Since Inception (07/01/2021)
Return Before Taxes Based on NAV	17.61%	0.85%
Return After Taxes on Distributions	17.57%	0.74%
Return After Taxes on Distributions and Sale of Fund Shares	10.43%	0.60%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	12.41%

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.advisorshares.com
ADVISORSHARES HVAC AND INDUSTRIALS ETF | AdvisorShares HVAC and Industrials ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Past Does Not Indicate Future [Text]	this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund
Performance One Year or Less [Text]	however, the Fund is new and, therefore, does not have a performance history for a full calendar year
Performance Availability Website Address [Text]	www.advisorshares.com
ADVISORSHARES INSIDER ADVANTAGE ETF | AdvisorShares Insider Advantage ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the Russell 3000® Index Total Return, a broad-based index that measures the performance of the largest 3,000 companies in the U.S. equity market. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was 13.18%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.73%	4Q/2020
Lowest Return	-24.50%	1Q/2020

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	13.18%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	17.73%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(24.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
ADVISORSHARES INSIDER ADVANTAGE ETF	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	10.41%	10.77%	10.13%
Return After Taxes on Distributions	9.97%	10.38%	9.78%
Return After Taxes on Distributions and Sale of Fund Shares	6.17%	8.42%	8.23%
Russell 3000® Index Total Return (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.advisorshares.com
ADVISORSHARES MSOS DAILY LEVERAGED ETF | AdvisorShares MSOS Daily Leveraged ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was -45.95%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	171.45%	3Q/2025
Lowest Return	-80.32%	4Q/2024

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(45.95%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	171.45%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(80.32%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
ADVISORSHARES MSOS Daily Leveraged ETF	1 Year	Since Inception (08/24/2022)
Return Before Taxes Based on NAV	-51.72%	-75.54%
Return After Taxes on Distributions	-51.72%	-75.54%
Return After Taxes on Distributions and Sale of Fund Shares	-30.62%	-34.25%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	17.98%

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.advisorshares.com
ADVISORSHARES PSYCHEDELICS ETF | AdvisorShares Psychedelics ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was 30.96%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	46.55%	4Q/2024
Lowest Return	-32.33%	2Q/2022

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	30.96%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	46.55%
Highest Quarterly Return, Date	Dec. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(32.33%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
ADVISORSHARES PSYCHEDELICS ETF	1 Year	Since Inception (09/15/2021)
Return Before Taxes Based on NAV	73.43%	-31.25%
Return After Taxes on Distributions	66.22%	-32.19%
Return After Taxes on Distributions and Sale of Fund Shares	43.33%	-19.91%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	12.01%

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.advisorshares.com
ADVISORSHARES PURE CANNABIS ETF | AdvisorShares Pure Cannabis ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was -11.05%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	84.06%	3Q/2025
Lowest Return	-50.61%	2Q/2022

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	11.05%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	84.06%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(50.61%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
ADVISORSHARES PURE CANNABIS ETF	1 Year	5 Years	Since Inception (4/17/2019)
Return Before Taxes Based on NAV	35.65%	-26.88%	-24.38%
Return After Taxes on Distributions	35.65%	-27.32%	-25.06%
Return After Taxes on Distributions and Sale of Fund Shares	21.11%	-16.83%	-14.23%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	15.47%

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.advisorshares.com
ADVISORSHARES PURE US CANNABIS ETF | AdvisorShares Pure US Cannabis ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was -2.92%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	102.24%	3Q/2025
Lowest Return	-50.41%	2Q/2022

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	2.92%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	102.24%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(50.41%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
ADVISORSHARES PURE US CANNABIS ETF	1 Year	5 Years	Since Inception (9/1/2020)
Return Before Taxes Based on NAV	23.35%	-33.57%	-26.92%
Return After Taxes on Distributions	23.35%	-33.58%	-26.93%
Return After Taxes on Distributions and Sale of Fund Shares	13.82%	-19.56%	-16.54%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.94%

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.advisorshares.com
ADVISORSHARES RISK OPTIMIZED ETF | AdvisorShares Risk Optimized ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was 8.54%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	18.88%	1Q/2023
Lowest Return	-20.73%	2Q/2022

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	8.54%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	18.88%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(20.73%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
ADVISORSHARES RISK OPTIMIZED ETF	1 Year	5 Years	Since Inception (12/28/2020)
Return Before Taxes Based on NAV	23.76%	12.21%	12.18%
Return After Taxes on Distributions	23.76%	12.21%	12.18%
Return After Taxes on Distributions and Sale of Fund Shares	14.06%	9.77%	9.75%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.53%

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.advisorshares.com
ADVISORSHARES ACTIVE BEAR ETF | AdvisorShares Active Bear ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was -2.60%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	30.33%	2Q/2022
Lowest Return	-32.41%	4Q/2020

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(2.60%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	30.33%
Highest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(32.41%)
Lowest Quarterly Return, Date	Dec. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
ADVISORSHARES ACTIVE BEAR ETF	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	2.10%	-8.23%	-15.56%
Return After Taxes on Distributions	0.66%	-9.70%	-16.25%
Return After Taxes on Distributions and Sale of Fund Shares	1.22%	-6.54%	-9.40%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.advisorshares.com
ADVISORSHARES STAR GLOBAL BUY-WRITE ETF | AdvisorShares STAR Global Buy-Write ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the MSCI All Country World Index (Net), which is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year-to-date total return as of September 30, 2026 was 6.50%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	11.54%	2Q/2020
Lowest Return	-15.78%	1Q/2020

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	6.50%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	11.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(15.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2025

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	15.23%	7.20%	7.44%
Return After Taxes on Distributions	14.61%	6.76%	7.14%
Return After Taxes on Distributions and Sale of Fund Shares	9.01%	5.46%	5.90%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.34%	11.19%	11.72%

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.advisorshares.com